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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive         Ellicott City, Maryland              21042
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 715-1145
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                            --------------------------

Date of reporting period:       September 30, 2008
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 88.2%                                  VALUE
================================================================================

              BEVERAGES -- 5.5%
  2,000,000   Coca-Cola Co. (The)                                $  105,760,000
    600,000   Pepsi Bottling Group, Inc. (The)                       17,502,000
  1,250,000   PepsiCo, Inc.                                          89,087,500
                                                                 --------------
                                                                    212,349,500
                                                                 --------------
              BIOTECHNOLOGY -- 3.1%
  1,600,000   Amgen, Inc. (a)                                        94,832,000
     15,000   Celldex Therapeutics, Inc. (a)                            174,450
    560,000   Cell Genesys, Inc. (a)                                    330,400
    650,000   Martek Biosciences Corp. (a)                           20,423,000
    100,000   Progenics Pharmaceuticals, Inc. (a)                     1,331,000
                                                                 --------------
                                                                    117,090,850
                                                                 --------------
              CHEMICALS -- 1.2%
     76,800   BASF SE - ADR                                           3,686,169
    500,000   Ecolab, Inc.                                           24,260,000
    350,000   Sigma-Aldrich Corp.                                    18,347,000
                                                                 --------------
                                                                     46,293,169
                                                                 --------------
              COMMERCIAL BANKS -- 0.1%
    100,000   Barclays plc - ADR                                      2,470,000
                                                                 --------------

              COMMUNICATIONS EQUIPMENT -- 7.5%
  2,000,000   ADC Telecommunications, Inc. (a)                       16,900,000
  2,000,000   Brocade Communications Systems, Inc. (a)               11,640,000
    500,000   Ciena Corp. (a)                                         5,040,000
  3,000,000   Cisco Systems, Inc. (a)                                67,680,000
    180,000   EchoStar Corp. - Class A (a)                            4,338,000
    500,000   NETGEAR, Inc. (a)                                       7,500,000
  2,000,000   Nokia Corp. - ADR                                      37,300,000
  1,600,000   Plantronics, Inc.                                      36,032,000
  1,500,000   Research in Motion Ltd. (a)                           102,450,000
                                                                 --------------
                                                                    288,880,000
                                                                 --------------
              COMPUTERS & PERIPHERALS -- 5.0%
  1,000,000   Dell, Inc. (a)                                         16,480,000
  1,500,000   EMC Corp. (a)                                          17,940,000
    300,000   International Business Machines Corp.                  35,088,000
  2,100,000   NetApp, Inc. (a)                                       38,283,000
  1,750,000   QLogic Corp. (a)                                       26,880,000
    500,000   Seagate Technology                                      6,060,000
    600,000   Synaptics, Inc. (a)                                    18,132,000
  1,500,000   Western Digital Corp. (a)                              31,980,000
                                                                 --------------
                                                                    190,843,000
                                                                 --------------
              DIVERSIFIED CONSUMER SERVICES -- 1.0%
    500,000   Apollo Group, Inc. - Class A (a)                       29,650,000
    150,000   DeVry, Inc.                                             7,431,000
                                                                 --------------
                                                                     37,081,000
                                                                 --------------
              DIVERSIFIED FINANCIAL SERVICES -- 0.2%
    250,000   Bank of America Corp.                                   8,750,000
                                                                 --------------

              DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
  1,000,000   Verizon Communications, Inc.                           32,090,000
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 88.2% (CONTINUED)                      VALUE
================================================================================

              ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
    650,000   Agilent Technologies, Inc. (a)                     $   19,279,000
     49,400   FUJIFILM Holdings Corp. - ADR                           1,283,412
    500,000   Jabil Circuit, Inc.                                     4,770,000
                                                                 --------------
                                                                     25,332,412
                                                                 --------------
              ENERGY EQUIPMENT & SERVICES -- 1.1%
    150,000   ENSCO International, Inc.                               8,644,500
    500,000   Nabors Industries Ltd. (a)                             12,460,000
    250,000   Schlumberger Ltd.                                      19,522,500
                                                                 --------------
                                                                     40,627,000
                                                                 --------------
              FOOD & STAPLES RETAILING -- 2.4%
    600,000   Walgreen Co.                                           18,576,000
  1,250,000   Wal-Mart Stores, Inc.                                  74,862,500
                                                                 --------------
                                                                     93,438,500
                                                                 --------------
              FOOD PRODUCTS -- 0.6%
  1,000,000   Archer-Daniels-Midland Co.                             21,910,000
                                                                 --------------

              HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
  1,060,000   ArthroCare Corp. (a)                                   29,383,200
    250,000   Gen-Probe, Inc. (a)                                    13,262,500
    400,000   Medtronic, Inc.                                        20,040,000
    250,000   St. Jude Medical, Inc. (a)                             10,872,500
                                                                 --------------
                                                                     73,558,200
                                                                 --------------
              HEALTH CARE PROVIDERS & SERVICES -- 3.0%
    125,000   AMERIGROUP Corp. (a)                                    3,156,250
  1,500,000   Health Management Associates, Inc. - Class A (a)        6,240,000
  1,700,000   Medco Health Solutions, Inc. (a)                       76,500,000
    600,000   Patterson Cos., Inc. (a)                               18,246,000
    313,000   WellCare Health Plans, Inc. (a)                        11,268,000
                                                                 --------------
                                                                    115,410,250
                                                                 --------------
              HOTELS, RESTAURANTS & LEISURE -- 3.4%
    216,000   Brinker International, Inc.                             3,864,240
    750,000   Chipotle Mexican Grill, Inc. - Class A (a)             41,617,500
  1,000,000   Panera Bread Co. - Class A (a)                         50,900,000
    200,000   Sonic Corp. (a)                                         2,914,000
  2,000,000   Starbucks Corp. (a)                                    29,740,000
                                                                 --------------
                                                                    129,035,740
                                                                 --------------
              HOUSEHOLD DURABLES -- 0.2%
    200,000   Garmin Ltd.                                             6,788,000
                                                                 --------------

              HOUSEHOLD PRODUCTS -- 2.7%
  1,350,000   Colgate-Palmolive Co.                                 101,722,500
                                                                 --------------

              INSURANCE -- 0.9%
        250   Berkshire Hathaway, Inc. - Class A (a)                 32,650,000
                                                                 --------------

              INTERNET & CATALOG RETAIL -- 4.1%
  1,500,000   Amazon.com, Inc. (a)                                  109,140,000
  1,590,000   Netflix, Inc. (a)                                      49,099,200
                                                                 --------------
                                                                    158,239,200
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 88.2% (CONTINUED)                      VALUE
================================================================================

              INTERNET SOFTWARE & SERVICES -- 0.4%
   1,000,00   Yahoo!, Inc. (a)                                   $   17,300,000
                                                                 --------------

              IT SERVICES -- 1.4%
    500,000   Cognizant Technology Solutions Corp. - Class A (a)     11,415,000
    950,000   Global Payments, Inc.                                  42,617,000
                                                                 --------------
                                                                     54,032,000
                                                                 --------------
              LIFE SCIENCES TOOLS & SERVICES -- 3.2%
    750,000   Applied Biosystems, Inc.                               25,687,500
    160,000   Pharmaceutical Product Development, Inc. (a)            6,616,000
  1,550,000   Waters Corp. (a)                                       90,179,000
                                                                 --------------
                                                                    122,482,500
                                                                 --------------
              MACHINERY -- 0.1%
    100,000   Actuant Corp. - Class A                                 2,524,000
                                                                 --------------

              MARINE -- 0.2%
    250,000   DryShips, Inc.                                          8,872,500
                                                                 --------------

              MEDIA -- 1.1%
    750,000   DISH Network Corp. - Class A (a)                       15,750,000
    750,000   DreamWorks Animation SKG, Inc. - Class A (a)           23,587,500
    100,000   Gannett Co., Inc.                                       1,691,000
     50,000   Idearc, Inc.                                               62,500
                                                                 --------------
                                                                     41,091,000
                                                                 --------------
              METALS & MINING -- 1.3%
    250,000   Agnico-Eagle Mines Ltd.                                13,767,500
    500,000   Barrick Gold Corp.                                     18,370,000
    350,000   Newmont Mining Corp.                                   13,566,000
    152,000   Schnitzer Steel Industries, Inc. - Class A              5,964,480
                                                                 --------------
                                                                     51,667,980
                                                                 --------------
              MULTILINE RETAIL -- 1.5%
  1,250,000   Kohl's Corp. (a)                                       57,600,000
                                                                 --------------

              OIL, GAS & CONSUMABLE FUELS -- 2.1%
    500,000   ConocoPhillips                                         36,625,000
    370,000   Frontier Oil Corp.                                      6,815,400
    750,000   Tesoro Corp.                                           12,367,500
    750,000   Valero Energy Corp.                                    22,725,000
                                                                 --------------
                                                                     78,532,900
                                                                 --------------
              PHARMACEUTICALS -- 9.8%
  2,350,000   AstraZaneca plc - ADR                                 103,118,000
    500,000   Eli Lilly & Co.                                        22,015,000
    150,000   Forest Laboratories, Inc. (a)                           4,242,000
    600,000   GlaxoSmithKline plc - ADR                              26,076,000
  1,750,000   Johnson & Johnson                                     121,240,000
     90,000   King Pharmaceuticals, Inc. (a)                            862,200
  2,000,000   Pfizer, Inc.                                           36,880,000
    650,000   Sanofi-Aventis - ADR                                   21,365,500
    183,000   Shire plc - ADR                                         8,738,250
    300,000   ViroPharma, Inc. (a)                                    3,936,000
    750,000   Wyeth                                                  27,705,000
                                                                 --------------
                                                                    376,177,950
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 88.2% (CONTINUED)                      VALUE
================================================================================

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.3%
    425,000   Analog Devices, Inc.                               $   11,198,750
  1,500,000   Broadcom Corp. - Class A (a)                           27,945,000
    500,000   Cabot Microelectronics Corp. (a)                       16,040,000
  3,000,000   Intel Corp.                                            56,190,000
    500,000   Microchip Technology, Inc.                             14,715,000
  5,000,000   NVIDIA Corp. (a)                                       53,550,000
  2,000,000   OmniVision Technologies, Inc. (a)                      22,820,000
  1,500,000   Semtech Corp. (a)                                      20,940,000
    753,781   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR       7,062,928
    500,000   Xilinx, Inc.                                           11,725,000
                                                                 --------------
                                                                    242,186,678
                                                                 --------------
              SOFTWARE -- 4.2%
    250,000   Autodesk, Inc. (a)                                      8,387,500
  1,250,000   Check Point Software Technologies Ltd. (a)             28,425,000
  1,200,000   Citrix Systems, Inc. (a)                               30,312,000
  3,500,000   Microsoft Corp.                                        93,415,000
                                                                 --------------
                                                                    160,539,500
                                                                 --------------
              SPECIALTY RETAIL -- 7.4%
  3,000,000   Aeropostale, Inc. (a)                                  96,330,000
  2,750,000   Best Buy Co., Inc.                                    103,125,000
  2,250,000   Home Depot, Inc. (The)                                 58,252,500
    250,000   J. Crew Group, Inc. (a)                                 7,142,500
    500,000   Tiffany & Co.                                          17,760,000
                                                                 --------------
                                                                    282,610,000
                                                                 --------------
              TEXTILES, APPAREL & LUXURY GOODS -- 3.7%
    500,000   Fossil, Inc. (a)                                       14,115,000
  1,750,000   NIKE, Inc. - Class B                                  117,075,000
    350,000   Under Armour, Inc. - Class A (a)                       11,116,000
                                                                 --------------
                                                                    142,306,000
                                                                 --------------
              WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
    200,000   Syniverse Holdings, Inc. (a)                            3,322,000
                                                                 --------------

              TOTAL COMMON STOCKS (Cost $3,928,755,341)          $3,375,804,329
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  CONTRACTS   CALL OPTION CONTRACTS -- 0.3%                           VALUE
================================================================================

      2,400   Nasdaq 100 Index Option, 12/20/2008 at $1,700
                (Cost $11,870,424)                               $   13,104,000
                                                                 --------------

================================================================================
  CONTRACTS   PUT OPTION CONTRACTS -- 6.2%                            VALUE
================================================================================

      2,400   Nasdaq 100 Index Option, 12/20/2008 at $1,900      $   75,048,000
      9,000   Russell 2000 Index Option, 12/20/2008 at $680          39,915,000
      9,000   S&P 500 Index Option, 10/18/2008 at $1,200             52,686,000
     11,000   S&P 500 Index Option, 12/20/2008 at $1,150             69,300,000
                                                                 --------------
              TOTAL PUT OPTION CONTRACTS (Cost $184,895,460)       $236,949,000
                                                                 --------------

              TOTAL INVESTMENTS AT VALUE -- 94.7%
                (Cost $4,125,521,225)                            $3,625,857,329
                                                                 --------------

================================================================================
     SHARES   MONEY MARKET FUNDS -- 9.1%                              VALUE
================================================================================

101,455,079   Federated U.S. Treasury Cash Reserve Fund -
                Institutional Shares, 1.135% (b)                 $  101,455,079
246,601,519   First American Government Obligations Fund -
                Class Y, 0.423% (b)                                 246,601,519
                                                                 --------------

              TOTAL MONEY MARKET FUNDS (Cost $348,056,598)       $  348,056,598
                                                                 --------------

              TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT
                VALUE -- 103.8% (Cost $4,473,577,823)            $3,973,913,927

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.8%)      (145,774,560)
                                                                 --------------

              NET ASSETS -- 100.00%                              $3,828,139,367
                                                                 ==============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 2008 (UNAUDITED)
==========================================================================================
                                                                 VALUE OF       PREMIUMS
   CONTRACTS   WRITTEN CALL OPTIONS                              OPTIONS        RECEIVED
==========================================================================================
       2,400   Nasdaq 100 Index Option, 12/20/2008 at $1,900   $  2,112,000   $ 29,266,992
       8,000   Russell 2000 Index Option, 12/20/2008 at $680     35,896,000     58,388,000
       4,000   S&P 500 Index Option, 12/20/2008 at $1,150        31,400,000     32,239,000
                                                               ------------   ------------
                                                               $ 69,408,000   $119,893,992
                                                               ============   ============

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 16.4%                                   VALUE
================================================================================

              ELECTRIC UTILITIES -- 2.2%
    150,000   DPL, Inc.                                            $  3,720,000
    150,000   Pepco Holdings, Inc.                                    3,436,500
     75,000   Pinnacle West Capital Corp.                             2,580,750
                                                                   ------------
                                                                      9,737,250
                                                                   ------------
              METALS & MINING -- 11.9%
    195,000   Agnico-Eagle Mines Ltd.                                10,738,650
    135,000   AngloGold Ashanti Ltd. - ADR                            3,118,500
    450,000   Barrick Gold Corp.                                     16,533,000
    150,000   Compania de Minas Buenaventura S.A. - ADR               3,522,000
    125,000   Goldcorp, Inc.                                          3,953,750
     10,000   Harmony Gold Mining Co. Ltd. - ADR (a)                     96,800
    325,000   Newmont Mining Corp.                                   12,597,000
     35,000   Randgold Resources Ltd. - ADR                           1,436,050
     10,000   Stillwater Mining Co. (a)                                  58,100
                                                                   ------------
                                                                     52,053,850
                                                                   ------------
              MULTI-UTILITIES -- 2.3%
     50,000   Ameren Corp.                                            1,951,500
     65,000   Consolidated Edison, Inc.                               2,792,400
     65,000   DTE Energy Co.                                          2,596,750
     73,000   SCANA Corp.                                             2,841,890
                                                                   ------------
                                                                     10,182,540
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $67,840,718)               $ 71,973,640
                                                                   ------------

================================================================================
     SHARES   EXCHANGE TRADED FUNDS -- 10.0%                           VALUE
================================================================================

     75,000   CurrencyShares British Pound Sterling Trust          $ 13,373,250
    150,000   CurrencyShares Euro Trust                              21,139,500
    100,000   CurrencyShares Japanese Yen Trust (a)                   9,389,000
                                                                   ------------
              TOTAL EXCHANGE TRADED FUNDS (Cost $46,580,148)       $ 43,901,750
                                                                   ------------

================================================================================
  PAR VALUE   U.S. TREASURY OBLIGATIONS -- 69.1%                       VALUE
================================================================================

              U.S. TREASURY BILLS -- 36.5%
$50,000,000   Discount note, due 10/09/2008                        $ 49,997,850
 75,000,000   Discount note, due 10/16/2008                          74,963,400
 35,000,000   Discount note, due 03/05/2009                          34,810,125
                                                                   ------------
                                                                    159,771,375
                                                                   ------------
              U.S. TREASURY NOTES -- 27.6%
 50,000,000   2.625%, due 05/31/2010                                 50,574,250
 70,000,000   3.875%, due 05/15/2018                                 70,481,320
                                                                   ------------
                                                                    121,055,570
                                                                   ------------
              U.S. TREASURY INFLATION-PROTECTED NOTES -- 5.0%
 22,161,200   2.00%, due 01/15/2016                                  21,899,787
                                                                   ------------

              TOTAL U.S. TREASURY OBLIGATIONS (Cost $300,996,997)  $302,726,732
                                                                   ------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.2%               VALUE
================================================================================

              FEDERAL HOME LOAN BANK -- 1.2%
 $5,000,000   5.75%, due 02/23/2017 (Cost $4,978,466)              $  5,024,980
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE -- 96.7%
                (Cost $420,396,329)                                $423,627,102
                                                                   ------------

================================================================================
     SHARES   MONEY MARKET FUNDS -- 21.4%                              VALUE
================================================================================


 28,097,175   Federated U.S. Treasury Cash Reserve Fund -
                Institutional Shares, 1.135% (b)                   $ 28,097,175
 65,560,077   First American Government Obligations Fund -
                Class Y, 0.423% (b)                                  65,560,077
                                                                   ------------
              TOTAL MONEY MARKET FUNDS (Cost $93,657,252)          $ 93,657,252
                                                                   ------------

              TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT
                VALUE -- 118.1% (Cost $514,053,581)                $517,284,354

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.1%)      (79,344,999)
                                                                   ------------

              NET ASSETS -- 100.0%                                 $437,939,355
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES AND OPTIONS VALUATION

The portfolio securities of Hussman Strategic Growth Fund and Hussman Total Return Fund (the "Funds") are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by the Adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2008, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, each of the Funds has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2008:
                                                    Hussman          Hussman
                                                   Strategic     Strategic Total
Valuation Inputs                                  Growth Fund      Return Fund
---------------------------------------------   --------------   --------------

Level 1 - Quoted Prices                         $3,723,860,927   $  209,532,642
Level 2 - Other Significant Observable Inputs      180,645,000      307,751,712
                                                --------------   --------------

Total                                           $3,904,505,927   $  517,284,354
                                                ==============   ==============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2008:

                                                 Hussman            Hussman
                                                Strategic       Strategic Total
                                               Growth Fund        Return Fund
                                             ---------------    ---------------
Cost of portfolio investments and
  written options                            $ 4,355,209,299    $   515,622,862
                                             ===============    ===============

Gross unrealized appreciation                $   205,075,243    $     7,486,620
Gross unrealized depreciation                   (655,778,615)        (5,825,128)
                                             ---------------    ---------------

Net unrealized appreciation (depreciation)   $  (450,703,372)   $     1,661,492
                                             ===============    ===============

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for both Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ John P. Hussman
                             ---------------------------------------------------
                                    John P. Hussman, President

Date          November 26, 2008
       -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John P. Hussman
                             ---------------------------------------------------
                                    John P. Hussman, President

Date          November 26, 2008
       -------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                             ---------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          November 26, 2008
       -------------------------------

* Print the name and title of each signing officer under his or her signature.